Condensed Consolidated Balance Sheets (Current Period Unaudited) - USD ($)	Mar. 31, 2016	Dec. 31, 2015	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Current Assets
Cash and cash equivalents	$ 9,640,720	$ 15,116,531	$ 32,267,413	$ 38,027,509	$ 28,181,531	$ 15,152,226
Accounts receivable, net	366,426	308,551		587,078
Prepaid expenses and other current assets	864,281	474,029		314,129
Current assets of discontinued operations	726,746	1,248,569		1,336,139
Current assets held for sale		5,315,107		7,875,241
Total Current Assets	11,598,173	22,462,787		48,140,096
Property and equipment, net	20,640,877	21,235,384		23,146,977
Intangible assets, net	4,906,140	1,273,030		2,199,858
Goodwill	1,674,281	1,674,281		1,674,281
Other assets	375,306	384,357		2,989,208
Total Assets	39,194,777	47,029,839		82,321,838
Current Liabilities
Accounts payable	508,030	877,134		757,208
Accrued expenses	1,650,998	1,629,218		1,955,878
Deferred revenues	1,210,828	1,486,754		1,384,846
Current	1,003,951	992,690		845,668
Current liabilities of discontinued operations	3,330,192	3,907,368		196,861
Deferred rent	60,039	63,012		46,058
Total Current Liabilities	7,764,038	8,956,176		5,197,703
Long-Term Liabilities
Long-term debt, net of debt discount and deferred financing costs of $3,293,017 and $3,744,941, respectively	33,827,458	33,003,962		32,101,409
Long-term	677,827	932,826		1,285,858
Other	1,046,002	1,591,188		1,774,841
Total Long-Term Liabilities	35,551,287	35,527,976		35,162,108
Total Liabilities	43,315,325	44,484,152		40,359,811
Stockholders' Equity (Deficit)
Preferred stock, par value $0.001; 5,000,000 shares authorized; none issued
Common stock, par value $0.001; 200,000,000 and 95,000,000 shares authorized, respectively; 3,349,966 and 3,340,507 shares issued and outstanding, respectively	3,350	3,341		3,333
Additional paid-in-capital	159,088,153	158,761,077		157,694,623
Accumulated deficit	(163,212,051)	(156,218,731)		(115,735,929)
Total Stockholders' Equity/(Deficit)	(4,120,548)	2,545,687		41,962,027	$ 66,093,941	$ 57,803,908
Total Liabilities and Stockholders' Equity	$ 39,194,777	$ 47,029,839		$ 82,321,838